Investments In Associated Companies (JHYH) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2007
Investments In Associated Companies [Line Items]
Aggregate investment	$ 793,766,000	[1]	$ 959,936,000	[1]
JHYH [Member]
Investments In Associated Companies [Line Items]
Investment commitment to acquire equity method investments					600,000,000
Ownership percentage					50.00%
Additional percentage of profits entitled to Jefferies					20.00%
Passive investors permitted to invest					800,000,000
Distributions received	8,972,000		17,077,000
Amount invested					350,000,000
Aggregate investment	$ 323,262,000	[1]	$ 321,023,000	[1]
Maximum [Member] | JHYH [Member]
Investments In Associated Companies [Line Items]
Percentage of capital owned					50.00%

[1]	Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.